PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT
4.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of March 31, 2022 and December 31, 2021:

	March 31,	December 31,
	2022	2021
Equipment	$1,651,800	$1,593,100
Leasehold improvements	2,936,200	1,464,700
Office furniture, fixtures, and equipment	109,500	16,600
Software	359,500	359,500
Construction in progress	3,057,700	1,226,600
	8,114,700	4,660,500
Less: Accumulated depreciation	(1,214,300)	(1,031,500)
Total	$6,900,400	$3,629,000

Depreciation expense was $182,800 and $95,600 for the three months ended March 31, 2022 and 2021, respectively. Depreciation expense is allocated between research and development and general and administrative operating expenses on the condensed consolidated statements of operations.

4.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following at:

	December 31,	December 31,
	2021	2020
Equipment	$1,593,100	$780,500
Leasehold improvements	1,464,700	1,229,700
Office furniture, fixtures, and equipment	16,600	16,600
Software	359,500	151,700
Construction in progress	1,226,600	449,200
	4,660,500	2,627,700
Less: Accumulated depreciation	(1,031,500)	(561,700)
Total	$3,629,000	$2,066,000

Depreciation expense was $469,800 and $200,000 for the years ended December 31, 2021 and 2020, respectively. Depreciation expense is allocated between research and development and general and administrative operating expenses on the consolidated statements of operations.